Merger - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Business Combination [Line Items]
Assets	$ 9,723,054	$ 9,033,535	$ 9,814,420
Management fee revenues	$ 5,345	$ 0